Summary of Significant Accounting Policies - Schedule of Intangible Amortization Expense Associated with Customer Relationships and Other Intangibles, Including Amortization Associated with Investments in Affiliates (Details) - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Amortization of Intangible Assets	$ 877	$ 924	$ 1,046